Note 2 - Loans and Allowance for Credit Losses - Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans, gross	$ 3,167,762	$ 2,495,938
Recorded Investment Greater Than 90 Days and Accruing	869	389
Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	3,560	3,742
Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	3,029	564
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	869	389
Financial Asset, Past Due [Member]
Loans, gross	7,458	4,695
Financial Asset, Not Past Due [Member]
Loans, gross	3,160,304	2,491,243
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	854,970	689,579
Recorded Investment Greater Than 90 Days and Accruing	426	357
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	2,046	2,072
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	1,080	169
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	426	357
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Past Due [Member]
Loans, gross	3,552	2,598
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	851,418	686,981
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Loans, gross	1,064,297	908,673
Recorded Investment Greater Than 90 Days and Accruing	400	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	397	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	1,626	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	400	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Financial Asset, Past Due [Member]
Loans, gross	2,423	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	1,061,874	908,673
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Loans, gross	879,528	612,659
Recorded Investment Greater Than 90 Days and Accruing	0	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	591	1,154
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	0	215
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Financial Asset, Past Due [Member]
Loans, gross	591	1,369
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	878,937	611,290
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, gross	151,032	92,229
Recorded Investment Greater Than 90 Days and Accruing	0	9
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	74	170
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	77	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	9
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Past Due [Member]
Loans, gross	151	179
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	150,881	92,050
Commercial, Industrial and Agricultural Portfolio [Member]
Loans, gross	124,603	118,155
Recorded Investment Greater Than 90 Days and Accruing	0	0
Commercial, Industrial and Agricultural Portfolio [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	49	58
Commercial, Industrial and Agricultural Portfolio [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	62	81
Commercial, Industrial and Agricultural Portfolio [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	0
Commercial, Industrial and Agricultural Portfolio [Member] | Financial Asset, Past Due [Member]
Loans, gross	111	139
Commercial, Industrial and Agricultural Portfolio [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	124,492	118,016
Consumer Portfolio Segment [Member]
Loans, gross	93,332	74,643
Recorded Investment Greater Than 90 Days and Accruing	43	23
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	403	288
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	184	99
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	43	23
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans, gross	630	410
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	$ 92,702	$ 74,233